Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Parent-Only Financial Statements

Note 27: Parent-Only Financial Statements
The following tables present Parent-only condensed financial statements.

Table 27.1: Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2018	2017	2016
Income
Dividends from subsidiaries (1)	$22,427	20,746	12,776
Interest income from subsidiaries	3,298	1,984	1,615
Other interest income	49	146	155
Other income	(424)	1,238	177
Total income	25,350	24,114	14,723
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	644	189	387
Short-term borrowings	2	—	—
Long-term debt	4,541	3,595	2,619
Other	3	5	19
Noninterest expense	286	1,888	1,300
Total expense	5,476	5,677	4,325
Income before income tax benefit and
equity in undistributed income of subsidiaries	19,874	18,437	10,398
Income tax benefit	(544)	(319)	(1,152)
Equity in undistributed income of subsidiaries	1,975	3,427	10,388
Net income	$22,393	22,183	21,938

(1)	Includes dividends paid from indirect bank subsidiaries of $20.8 billion, $17.9 billion and $12.5 billion in 2018, 2017 and 2016, respectively.
Table 27.2: Parent-Only Statement of Comprehensive Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$22,393	22,183	21,938
Other comprehensive income (loss), net of tax:
Debt securities (1)	(12)	94	(76)
Derivatives and hedging activities	(198)	(158)	—
Defined benefit plans adjustment	(132)	118	(20)
Equity in other comprehensive income (loss) of subsidiaries	(3,332)	771	(3,338)
Other comprehensive income (loss), net of tax:	(3,674)	825	(3,434)
Total comprehensive income	$18,719	23,008	18,504

(1)
The years ended December 31, 2017 and 2016, includes net unrealized gains arising during the period from equity securities of $3 million and $7 million and reclassification of net (gains) to net income related to equity securities of $(21) million and $(30) million, respectively. In connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, the year ended December 31, 2018, reflects net unrealized gains (losses) arising during the period and reclassification of net (gains) losses to net income from only debt securities.

Table 27.3: Parent-Only Balance Sheet

	Dec 31,	Dec 31,
(in millions)	2018	2017
Assets
Cash, cash equivalents, and restricted cash due from (1):
Subsidiary banks	$16,301	23,180
Nonaffiliates	—	1
Debt securities:
Trading, at fair value (2)	—	24
Available-for-sale, at fair value (2)	1	5
Loans to nonbank subsidiaries	139,163	138,681
Investments in subsidiaries (3)	202,695	206,367
Equity securities (2)	2,164	2,414
Other assets (2)	4,639	4,731
Total assets	$364,963	375,403
Liabilities and equity
Accrued expenses and other liabilities	$6,986	$7,902
Long-term debt	135,079	146,130
Indebtedness to nonbank subsidiaries	26,732	14,435
Total liabilities	168,797	168,467
Stockholders’ equity	196,166	206,936
Total liabilities and equity	$364,963	375,403

(1)
Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.

(2)
Financial information for the prior period has been revised to reflect presentation changes made in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.

(3)	The years ended December 31, 2018, and December 31, 2017, include indirect ownership of bank subsidiaries with equity of $167.6 billion and $170.5 billion, respectively.
Table 27.4: Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities:
Net cash provided by operating activities (1)	$19,024	22,233	10,654
Cash flows from investing activities:
Available-for-sale debt securities:
Proceeds from sales:
Subsidiary banks	—	8,658	—
Nonaffiliates (1)	—	8,824	5,201
Prepayments and maturities:
Subsidiary banks	—	10,250	15,000
Purchases:
Subsidiary banks	—	(3,900)	(15,000)
Nonaffiliates	—	—	(6,544)
Equity securities, not held for trading:
Proceeds from sales and capital returns (1)	355	743	583
Purchases (1)	(220)	(215)	(314)
Loans:
Net repayments from (advances to) subsidiaries	(7)	(35,876)	3,174
Capital notes and term loans made to subsidiaries	(2,441)	(73,729)	(32,641)
Principal collected on notes/loans made to subsidiaries	756	69,286	15,164
Net decrease (increase) in investment in subsidiaries	2,407	(2,029)	(606)
Other, net	109	113	18
Net cash provided (used) by investing activities	959	(17,875)	(15,965)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	12,467	(8,685)	789
Long-term debt:
Proceeds from issuance	1,876	22,217	34,362
Repayment	(9,162)	(13,709)	(15,096)
Preferred stock:
Proceeds from issuance	—	677	2,101
Redeemed	(2,150)	—	—
Cash dividends paid	(1,622)	(1,629)	(1,566)
Common stock:
Proceeds from issuance	632	1,211	1,415
Stock tendered for payment of withholding taxes	(331)	(393)	(494)
Repurchased	(20,633)	(9,908)	(8,116)
Cash dividends paid	(7,692)	(7,480)	(7,472)
Other, net	(248)	(138)	(118)
Net cash provided (used) by financing activities	(26,863)	(17,837)	5,805
Net change in cash, cash equivalents, and restricted cash (2)	(6,880)	(13,479)	494
Cash, cash equivalents, and restricted cash at beginning of year (2)	23,181	36,660	36,166
Cash, cash equivalents, and restricted cash at end of year (2)	$16,301	23,181	36,660

(1)
Financial information for the prior period has been revised to reflect presentation changes made in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.

(2)
Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.